POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2017
Disclosure of post balance sheet events [Abstract]
POST BALANCE SHEET EVENTS
30.	POST BALANCE SHEET EVENTS

On January 30, 2018 the Company guaranteed a 15 year lease entered into by its subsidiary Immco Diagnostics, Inc.  The space, which will be used to relocate the Diagnostic Laboratory business and increase manufacturing capacity, is 31,731 square feet located in Amherst, New York. Rent will commence following a construction period as well as a three month free base rent period, which is currently estimated to be in the fourth quarter of 2018.  Annual rent will average US$422,000 and construction costs are expected to be one million after the tenant improvement allowance from the landlord is applied.

There are no other matters or circumstances that have arisen since the end of the year that have significantly affected or may significantly affect either:

•	The entity’s operations in future financial years;

•	The results of those operations in future financial years; or

•	The entity’s state of affairs in future financial years.